Segment Reporting - Summary of Gross and Net Written and Earned Premiums, Underwriting Results, Ratios and Reserves for Each of Company's Business Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Segment Reporting Information [Line Items]
Gross written premiums	$ 3,938.4	$ 3,698.5		$ 3,442.4
Net written premiums	2,587.7	2,577.8		2,427.9
Gross earned premiums	3,618.3	3,638.4		3,422.4
Net earned premiums	2,410.5	2,527.5	[1]	2,293.3	[1]
Losses and loss adjustment expenses	1,693.3	1,840.8		1,679.7
Amortization of deferred policy acquisition costs	414.1	465.7		412.7
General and administrative expenses	333.1	308.0		341.5
Underwriting income (loss)	(30.0)	(87.0)		(140.6)
Corporate Expenses	(64.3)	(70.2)		(54.5)
Non-operating expenses	(20.6)	(32.7)		(125.6)
Net investment income	147.5	154.6		197.3
Net realized and unrealized investment gains	56.2	98.5		97.1
Realized and unrealized investment losses	(47.4)	(27.4)		(10.9)
Realized loss on debt extinguishment	0.0	0.0		(5.5)
Change in fair value of loan notes issued by variable interest entities	0.0	0.0		(3.1)
Change in fair value of derivatives	(35.9)	(65.1)		(144.2)
Interest Expense, Debt	(14.3)	(33.9)		(20.2)
Net realized and unrealized foreign exchange gains	40.0	(13.8)	[1]	(9.6)	[1]
Other income	14.7	49.8		4.9
Other expenses	10.8	10.8		1.7
Income (loss) from operations before income taxes	35.1	(38.0)	[1]	(216.6)	[1]
Income Tax Expense (Benefit)	(5.3)	(18.4)	[1]	(22.9)	[1]
Net income/(loss)	29.8	(56.4)	[1],[2]	(239.5)	[1],[2]
Losses and loss adjustment expenses	7,611.8	7,165.3		6,951.8		$ 7,074.2
Liability for Unpaid Claims and Claims Adjustment Expense, Net, Total	$ 4,313.7	$ 3,970.1		$ 4,632.0		$ 4,996.6
Ratios
Loss ratio	70.20%	72.80%		73.20%
Policy acquisition expense ratio	17.20%	18.40%		18.00%
General and administrative expense ratio	13.80%	12.20%		14.90%
Expense ratio	31.00%	30.60%		32.90%
Combined ratio	101.20%	103.40%		106.10%
Non-operating expenses related to severance, retention awards and other non-recurring costs	$ 19.3
Non-operating expenses related to impairment charges on lease assets	0.4	$ 12.9		$ 12.3
Non-operating expenses related to Merger Agreement				103.4
Non-operating expenses related to other non-recurring expenses	0.9	1.6
Non-operating expenses related to Effectiveness And Efficiency Program		18.2		22.2
Interest rate swap | Not Designated as Hedging Instrument | Gain (loss) on derivative instruments
Ratios
Gain (loss) to net income from derivative instruments	0.0	(81.1)		(130.2)
Reinsurance
Segment Reporting Information [Line Items]
Net written premiums	1,199.0	1,297.7		1,251.1
Net earned premiums	1,118.8	1,287.7		1,255.2
Losses and loss adjustment expenses	2,148.4	2,095.7		2,605.9
Liability for Unpaid Claims and Claims Adjustment Expense, Net, Total	$ 2,148.4	$ 2,095.7		$ 2,605.9
Ratios
Loss ratio	63.00%	74.40%		73.10%
Policy acquisition expense ratio	19.80%	19.10%		21.10%
General and administrative expense ratio	10.80%	8.60%		8.90%
Expense ratio	30.60%	27.70%		30.00%
Combined ratio	93.60%	102.10%		103.10%
Insurance
Segment Reporting Information [Line Items]
Net written premiums	$ 1,388.7	$ 1,280.1		$ 1,176.8
Net earned premiums	1,291.7	1,239.8		1,038.1
Losses and loss adjustment expenses	2,165.3	1,874.4		2,026.1
Liability for Unpaid Claims and Claims Adjustment Expense, Net, Total	$ 2,165.3	$ 1,874.4		$ 2,026.1
Ratios
Loss ratio	76.50%	71.10%		73.40%
Policy acquisition expense ratio	14.90%	17.70%		14.20%
General and administrative expense ratio	16.40%	15.90%		22.10%
Expense ratio	31.30%	33.60%		36.30%
Combined ratio	107.80%	104.70%		109.70%
Operating Segments | Reinsurance
Segment Reporting Information [Line Items]
Gross written premiums	$ 1,597.0	$ 1,656.4		$ 1,485.5
Net written premiums	1,199.0	1,297.7		1,251.1
Gross earned premiums	1,479.2	1,612.0		1,494.9
Net earned premiums	1,118.8	1,287.7		1,255.2
Losses and loss adjustment expenses	705.2	958.6		917.9
Amortization of deferred policy acquisition costs	221.6	246.0		264.9
General and administrative expenses	121.3	110.8		111.7
Underwriting income (loss)	70.7	(27.7)		(39.3)
Operating Segments | Insurance
Segment Reporting Information [Line Items]
Gross written premiums	2,341.4	2,042.1		1,956.9
Net written premiums	1,388.7	1,280.1		1,176.8
Gross earned premiums	2,139.1	2,026.4		1,927.5
Net earned premiums	1,291.7	1,239.8		1,038.1
Losses and loss adjustment expenses	988.1	882.2		761.8
Amortization of deferred policy acquisition costs	192.5	219.7		147.8
General and administrative expenses	211.8	197.2		229.8
Underwriting income (loss)	$ (100.7)	$ (59.3)		$ (101.3)

[1]	Net earned premium has been corrected for immaterial errors in relation to gross written premium and reinsurance premium payables for periods 2020 and prior. Net realized and unrealized exchange gains/(losses) and change in foreign currency translation adjustment have been corrected to account for the correction of foreign exchange movements on underwriting premium receivables which should have been matched with an underwriting premium receivable payment for periods 2020 and prior. Income tax expense has been corrected for historic current and deferred income taxes on Aspen U.K’s branches due to the deficiency in the completeness and accuracy of branch data and associated application thereof in respect of local tax rules in various jurisdictions. Total revenues, net income/(loss) and other comprehensive income/(loss) before and after income taxes have been corrected as a result of the corrections mentioned above for periods 2020 and 2019. Refer to Note 26 in these consolidated financial statements, “Correction of Immaterial Errors” for further details.
[2]	The opening balances for retained earnings, cumulative foreign currency translation, and the net loss and change for the year on foreign cumulative translation adjustments have been corrected to account for the corrections mentioned on the pages of the consolidated balance sheet and the consolidated statement of operations and other comprehensive income. Refer to Note 26 in these consolidated financial statements, “Correction of Immaterial Errors” for further details.